Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

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Email:  CassidyLaw@aol.com

Telephone: 202/387-5400

Fax: 949/673-4525

August 22, 2013

Sherry Haywood, Esq.

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Re:

Ameri Metro, Inc. Registration Statement on Form S-1

Amendment No. 2

File No. 333-189286

Ms. Haywood:

Attached for filing with the Securities and Exchange Commission is Amendment No.2 to the Ameri Metro, Inc. (the "Company")  registration statement on Form S-1.

The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated August 15, 2013 (the "Comment Letter").  The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

Calculation of Registration Fee Table

1.

The Company has arbitrarily determined the offering price of the shares based upon its internal estimation of the value of its proposed business.  There is no market value for the Company's shares nor valuation of its assets other than the Company's best estimation of its future of the  proposed business and its relationships regarding the development of the Alabama Toll Road.  A brief review of other S-1 registration statements indicates that reliance on the general terms of Rule 457 is generally used for fee table calculation.

The Business

Port Trajan Project

2.

The requested disclosure has been added and appears on page 22 of the prospectus.

Selling Shareholders

3.     Correction has been made to the "Number of Shares Offered" column and appears beginning on page 39 of the prospectus.  The calculation of the total number of shares offered has been confirmed.

4.

The Company has confirmed that other than as noted none of the selling shareholders has an affiliation with the Company.

Selling Shareholder Shares

5.

The requested disclosure has been added and appears on page 42 of the prospectus.

6.

The notes disclosure has been clarified and appears on page 42 of the prospectus.

Items 16.  Exhibits

7.

The updated extension to the agreement is filed as an exhibit.

Exhibit 5.1

8.

The noted language has been removed.

9.

The noted language has been revised.

Sincerely,

Lee W. Cassidy